Capital assets (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Cost	19,290,623	5,741,501
Accumulated Depreciation	2,720,227	2,207,192
Net Book Value	16,570,396	3,534,309
Rolling stock
Cost	3,391,524	1,922,483
Accumulated Depreciation	1,816,212	1,465,362
Net Book Value	1,575,312	457,121
Machinery and equipment
Cost	418,143	296,233
Accumulated Depreciation	338,594	265,578
Net Book Value	79,549	30,655
Furniture, fixtures and leasehold improvements
Cost	81,516	74,992
Accumulated Depreciation	54,929	45,880
Net Book Value	26,587	29,112
Information technology
Cost	715,828	566,457
Accumulated Depreciation	510,492	430,372
Net Book Value	205,336	136,085
Construction in progress
Cost	14,683,612	2,881,336
Accumulated Depreciation	0	0
Net Book Value	14,683,612	2,881,336